Bingham McCutchen LLP
One Federal Street
Boston, MA 02110
January 18, 2012
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Goldman Sachs Trust Registration Statement on Form N-14 (File No. 333-178469)
Ladies and Gentlemen:
     On behalf of our client, Goldman Sachs Trust (the “Registrant”), a Delaware statutory trust, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), that the forms of proxy statement/prospectus and statement of additional information relating to a proposed reorganization whereby substantially all of the assets of Rising Dividend Growth Fund will be transferred in a tax-free reorganization to Goldman Sachs Rising Dividend Growth Fund in exchange for shares of Goldman Sachs Rising Dividend Growth Fund that would have been filed by the Registrant pursuant to Rule 497 under the Securities Act upon the effectiveness of Post-Effective Amendment No. 1 (the “Amendment”) to the combined proxy and registration statement on Form N-14, with exhibits (the “Registration Statement”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on January 13, 2012, is the most recent amendment to the Registration Statement.
     Please call the undersigned at (617) 951-8458 or Barry N. Hurwitz at (617) 951-8267 with any questions relating to the filing.
Sincerely,
/s/ Jeremy B. Kantrowitz
Jeremy B. Kantrowitz